Interim Consolidated Statements of Shareholders Equity (USD $)	Total USD ($)	Class A Common Shares [Member]	Class C Common Shares [Member]	Series A Preferred Shares [Member]	Series B Preferred Shares [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Common Shares [Member] USD ($)	Preferred Shares [Member] USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member] USD ($)	Preferred Shares [Member] Series C Preferred Shares [Member] USD ($)	Treasury Stock [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] Series B Preferred Shares [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] Series C Preferred Shares [Member] USD ($)	Loss/Deficit [Member] USD ($)	Loss/Deficit [Member] Series B Preferred Shares [Member] USD ($)	Loss/Deficit [Member] Series C Preferred Shares [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ 989,736,000						$ 686,000	$ 5,000				$ 1,526,822,000			$ (469,616,000)			$ (68,161,000)
Balance, shares at Dec. 31, 2010		68,601,240	100	200,000	260,000
Shares issued through dividend reinvestment program	13,039,000						10,000					13,029,000
Redemption of Series B preferred shares					(24,600,000)				(3,000)				(27,470,000)			2,873,000
Share-based compensation (note 13)	2,528,000											2,528,000
Series C preferred shares issued (note 11)						350,000,000				140,000				349,860,000
Net earnings (loss)	(83,400,000)														(83,400,000)
Fees and expenses in connection with preferred shares	(9,750,000)											(9,750,000)
Other comprehensive income	12,175,000																	12,175,000
Premium on issuance of Series C preferred shares						4,289,000								4,289,000
Dividends on class A common shares ($0.4375 per share)	(47,414,000)														(47,414,000)
Dividends on Series B preferred shares					(972,000)	(22,206,000)							841,000			(1,813,000)	(22,206,000)
Amortization of Series C issuance costs												830,000			(830,000)
Redemption of Series B preferred shares, shares					(260,000)
Preferred shares issued, shares						14,000,000
Shares issued through dividend reinvestment program, shares		975,620
Share-based compensation (note 13), shares		43,200
Balance at Dec. 31, 2011	1,183,425,000						696,000	142,000				1,860,979,000			(622,406,000)			(55,986,000)
Balance, shares at Dec. 31, 2011		69,620,060	100	200,000		14,000,000
Shares issued through dividend reinvestment program	5,277,000						4,000					5,273,000
Share-based compensation (note 13)	2,338,000						1,000					2,337,000
Net earnings (loss)	44,509,000														44,509,000
Other comprehensive income	5,120,000																	5,120,000
Dividends on class A common shares ($0.4375 per share)	(27,455,000)														(27,455,000)
Shares repurchased, including related expenses	(170,938,000)						(113,000)					(170,825,000)
Shares issued and retired on acquisition (note 3)	77,643,000						42,000					77,601,000
Treasury shares	(417,000)										(417,000)
Dividends on Series B preferred shares						(16,625,000)											(16,625,000)
Amortization of Series C issuance costs												477,000			(477,000)
Shares issued through dividend reinvestment program, shares		351,926
Share-based compensation (note 13), shares		134,526
Shares repurchased, including related expenses, shares		(11,322,100)
Shares issued and retired on acquisition (note 3), shares		4,220,728	(100)
Treasury shares, shares		(19,432)
Balance at Jun. 30, 2012	$ 1,102,877,000						$ 630,000	$ 142,000			$ (417,000)	$ 1,775,842,000			$ (622,454,000)			$ (50,866,000)
Balance, shares at Jun. 30, 2012		62,985,708		200,000		14,000,000